SCHEDULE CONSOLIDATED TOTAL ASSETS (Details) - USD ($)	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Other	$ 24,490,823	$ 43,164,724	$ 23,236,956
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Other		39,865,782	20,941,018
KOREA, REPUBLIC OF
Revenues from External Customers and Long-Lived Assets [Line Items]
Other		2,663,149	1,200,214
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Other		$ 635,793	$ 1,095,725